Share-Based Compensation (Details) - Schedule of Share Option Activity		6 Months Ended
	Jan. 01, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) $ / shares ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Schedule of Share Option Activity [Line Items]
Aggregated Intrinsic Value, Outstanding as of ending (in Yuan Renminbi) | ¥	¥ 4,004,469	¥ 611,641	¥ 611,641
Aggregated Intrinsic Value, Vested and exercisable (in Yuan Renminbi) | ¥		¥ 164,553	¥ 164,553
Number of Options, Granted (in Shares) | shares		12,987	12,987
Weighted Average Exercise Price, Granted | $ / shares		¥ 0.0002
Number of Options, Exercised (in Shares) | shares		81,853	81,853
Stock Options [Member]
Schedule of Share Option Activity [Line Items]
Number of Options, Outstanding as of ending (in Shares) | shares	312,386	193,120	193,120
Weighted Average Exercise Price, Outstanding as of ending	¥ 0.001		¥ 0.001
Weighted Average Remaining Term (Years), Outstanding as of ending	9 years 3 months 18 days	8 years 9 months 29 days	8 years 9 months 29 days
Weighted Average Grant Date Fair Value, Outstanding as of ending	¥ 7.34	¥ 7.34	¥ 7.34
Number of Options, Vested and exercisable (in Shares) | shares		51,956	51,956
Weighted Average Exercise Price, Vested and exercisable		¥ 0.001	¥ 0.001
Weighted Average Remaining Term (Years), Vested and exercisable		8 years 9 months 29 days	8 years 9 months 29 days
Weighted Average Grant Date Fair Value, Vested and exercisable			¥ 7.34
Number of Options, Granted (in Shares) | shares
Weighted Average Exercise Price, Granted
Weighted Average Remaining Term (Years), Granted
Weighted Average Grant Date Fair Value, Granted
Number of Options, Forfeited (in Shares) | shares		37,413	37,413
Weighted Average Exercise Price, Forfeited			¥ 0.001
Weighted Average Remaining Term (Years), Forfeited
Weighted Average Grant Date Fair Value, Forfeited			¥ 7.34
Number of Options, Exercised (in Shares) | shares		81,853	81,853
Weighted Average Exercise Price, Exercised			¥ 0.001
Weighted Average Remaining Term (Years), Exercised
Weighted Average Grant Date Fair Value, Exercised			¥ 7.34